Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Cash on hand	450	576	783
Cash at bank	5,348,042	6,488,637	6,414,658
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	5,348,492	6,489,213	6,415,441